FAIR VALUE MEASUREMENTS - Change in the Fair Value of the Warrant Liabilities (Details) - USD ($)		3 Months Ended		12 Months Ended
	Mar. 08, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]				Change in fair value of warrant liability	Change in fair value of warrant liability
Warrants | Recurring
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Fair value as of December 31, 2020		$ 472,512	$ 13,340,717	$ 13,340,717
Initial measurement	$ 13,882,167
Change in valuation inputs or other assumptions		261,227	(2,078,067)	(12,868,205)	$ (1,576,196)
Fair value		733,739	11,262,650	472,512	13,340,717
Warrants | Recurring | Over-allotment option
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Initial measurement					1,034,746
Level 1 | Recurring
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Fair value as of December 31, 2020		91,126	4,677,805	4,677,805
Initial measurement	4,730,000
Change in valuation inputs or other assumptions		261,227	(2,187,034)	(4,586,679)	(541,006)
Fair value		352,353	2,490,771	91,126	4,677,805
Level 1 | Recurring | Over-allotment option
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Initial measurement					488,811
Level 3 | Recurring
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Fair value as of December 31, 2020		381,386	8,662,912	8,662,912
Initial measurement	$ 9,152,167
Change in valuation inputs or other assumptions			108,967	(8,281,526)	(1,035,190)
Fair value		$ 381,386	$ 8,771,879	$ 381,386	8,662,912
Level 3 | Recurring | Over-allotment option
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Initial measurement					$ 545,935